RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Loans to Related Parties [Table Text Block]
Outstanding balance of loans to directors, executive officers, principal holders of First Financial’s common stock and certain related persons were as follows:

(Dollars in thousands)	2021
Beginning balance	$5,097
Additions	1,463
Deductions	(3,078)
Ending balance	$3,482
Loans 90 days or more past due	$0